Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%

Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets and estimated useful lives
Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Schedule of fair value for options granted using the black-scholes option-pricing model
	Year ended December 31,
	2020	2019	2018

Dividend yield	0%	0%	0%
Expected volatility	80%	60%	60%
Risk-free interest	0.36%-1.62%	2.33%-2.71%	2.15%-2.91%
Expected life (in years)	5	4.15-7.00	3.50-4.37

Schedule of fair value, assets and liabilities measured on recurring basis
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$8,708,000	$8,708,000
Capital note	-	-	40,000	40,000

Total financial liabilities	-	-	$8,748,000	$8,748,000

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$1,504,112	$1,504,112
Capital note	-	-	40,000	40,000

Total financial liabilities	-	-	$1,544,112	$1,544,112

Schedule of liabilities measured at fair value on a recurring basis
Level 3

Balance as of January 1, 2018	$2,093,036

Fair value of warrants issued	1,044,528
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,280,318)

Balance as of December 31, 2018	977,025

Fair value of warrants issued	600,469
Changes in Fair value of warrants and capital note	(33,382)

Balance as of December 31, 2019	1,544,112

Fair value of warrants issued	192,451
Changes in Fair value of warrants and capital note	7,011,437

Balance as of December 31, 2020	$8,748,000